TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
TRADE ACCOUNTS RECEIVABLE
Schedule of trade accounts receivable.

	December 31, 2021	December 31, 2020
Trade receivables	806	489
	806	489